Share-based compensation - Narrative (Details) Share_Award in Thousands, € in Millions			1 Months Ended								12 Months Ended
	Jan. 17, 2026 EUR (€)	Jan. 18, 2021 EUR (€)	Oct. 31, 2024	Dec. 31, 2023 shares	Oct. 31, 2023 shares Share_Award	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Jun. 30, 2021 shares	Oct. 01, 2026	Dec. 31, 2024 EUR (€) shares Share_Award	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares	Dec. 01, 2024 shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												2,944,677	3,419,898	5,186,760
Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												1,936,088	2,903,808	3,803,956
Performance Share Units Synergies (PSU AOI)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												2,581,419	3,795,870
Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												27,111	2,861,143	950,986
Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												0	56,890	3,803,956
Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												1,908,977	14,225	950,992
PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												43,271	417,386
Performance Share Units and Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | €												€ 45.0	€ 189.0	€ 170.0
2024-2026 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												6,500,000
2024-2026 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												2,900,000
2024-2026 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria												30.00%
Requisite service period												3 years
2024-2026 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												0.00%
2024-2026 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												200.00%
2024-2026 LTIP | Performance Share Units Synergies (PSU AOI)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria												40.00%
Requisite service period												3 years
2024-2026 LTIP | Performance Share Units Synergies (PSU AOI) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												0.00%
2024-2026 LTIP | Performance Share Units Synergies (PSU AOI) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												200.00%
2024-2026 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria												30.00%
Requisite service period												3 years
2024-2026 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												0.00%
2024-2026 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												6,500,000
Payout scale percent												100.00%
2024-2026 LTIP | PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | Share_Award												40
2024-2026 LTIP | PRSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												0.00%
2024-2026 LTIP | PRSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												150.00%
2023-2025 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					400,000	8,400,000
2023-2025 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					500,000	2,200,000
2023-2025 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria												30.00%
Requisite service period				3 years
2023-2025 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				0.00%
2023-2025 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				200.00%
2023-2025 LTIP | Performance Share Units Synergies (PSU AOI)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria				40.00%
Requisite service period				3 years
2023-2025 LTIP | Performance Share Units Synergies (PSU AOI) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				0.00%
2023-2025 LTIP | Performance Share Units Synergies (PSU AOI) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				200.00%
2023-2025 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)				8,800,000
Percent of units subject to certain criteria												30.00%
Requisite service period				3 years
2023-2025 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				0.00%
2023-2025 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				100.00%
2023-2025 LTIP | PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | Share_Award					400
Percent of units vested			33.00%
Requisite service period				3 years
2023-2025 LTIP | PRSU | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units vested											67.00%
2023-2025 LTIP | PRSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				25.00%
2023-2025 LTIP | PRSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent				125.00%
2022-2024 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)							600,000		8,800,000
2022-2024 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)							600,000	4,300,000
2022-2024 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria							40.00%
Requisite service period							3 years
2022-2024 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent							0.00%
2022-2024 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent							200.00%
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)							9,400,000
Percent of units subject to certain criteria							10.00%
Requisite service period							3 years
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent							0.00%
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent							100.00%
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria							40.00%
Requisite service period							3 years
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent							0.00%
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent							100.00%
2022-2024 LTIP | Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria							10.00%
2021-2023 LTIP | Performance Share Units | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		2.0								1,000,000
Payout scale percent		200.00%
Number of other equity instruments granted in share-based payment arrangement, prorata share award (in shares)																1,600,000
2021-2023 LTIP | Performance Share Units | Chief Executive Officer | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | €	0.8
2021-2023 LTIP | Performance Share Units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)														100,000
2021-2023 LTIP | Performance Share Units | Minimum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent										0.00%
2021-2023 LTIP | Performance Share Units | Maximum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent										200.00%
2021-2023 LTIP | Restricted Share Units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)														300,000	800,000
2023 RSU Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period				3 years
2022 RSU Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period				3 years